BUSINESS COMBINATION (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Apr. 01, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total Borrowings and Financing, current	R$ 10,428,559		R$ 8,821,679
Total Borrowings and Financing	R$ 53,592,620	R$ 629,856	R$ 57,558,578
Estrela [Member]
IfrsStatementLineItems [Line Items]
Foreign Debt		73,777
Local Debt		556,079
Total Borrowings and Financing, current		251,201
Total Borrowings and Financing, noncurrent		378,655
Total Borrowings and Financing		629,856
Estrela [Member] | Bonds Facility And A C C [Member]
IfrsStatementLineItems [Line Items]
Foreign Debt		73,777
Estrela [Member] | B N D E S F I N A M E F I N E P Debentures C R I And N C E [Member]
IfrsStatementLineItems [Line Items]
Local Debt		556,079
Estrela [Member] | Fixed Interest In U S D [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities		35,277
Non-current Liabilities		38,500
Estrela [Member] | Fixed Interest In U S D [Member] | Bonds Facility And A C C [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities		35,277
Non-current Liabilities		38,500
Estrela [Member] | Fixed Interest In B R L [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities		215,924
Non-current Liabilities		340,155
Estrela [Member] | Fixed Interest In B R L [Member] | B N D E S F I N A M E F I N E P Debentures C R I And N C E [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities		215,924
Non-current Liabilities		R$ 340,155